Redeemable Convertible Preferred Stock	12 Months Ended
Mar. 31, 2021
Barkbox Inc [Member]
Redeemable Convertible Preferred Stock
8. REDEEMABLE CONVERTIBLE PREFERRED STOCK
The following tables summarize issued and outstanding redeemable convertible preferred stock, and is recorded in mezzanine equity on the consolidated balance sheets:

	As of March 31, 2021 and 2020
Redeemable Convertible Preferred Stock	Shares	Carrying Value
Series Seed	2,057,188	$1,897
Series A	2,110,400	4,948
Series B	990,068	10,285
Series C	2,142,188	34,585
Series C-1	452,671	8,272
The preferred stock has liquidation preferences over the common stock, is convertible to common stock, has certain dividend and voting rights, and is redeemable for cash upon resolution of certain contingent events (“Deemed Liquidation Event”).

Significant terms of the Series Seed, Series A, Series B, Series C and Series
C-1
preferred stock are as follows:
Liquidation Preference
—Upon liquidation, dissolution, winding up, or certain mergers and asset sales, Series Seed, A, B, C and
C-1
preferred stock is entitled to receive the greater of (a) $0.9352 per share for Series Seed; $2.36922 per share for Series A; $10.43117 per share for Series B; $17.4203167 per share for Series C; and $18.291332 per share for Series
C-1
plus, in each case, any declared but unpaid dividends and (b) the amount payable had such shares been converted to common stock prior to the liquidation event. As of March 31, 2021 and 2020, the aggregate liquidation preference for Series Seed was $1.9 million; for Series A was $5.0 million, for Series B was $10.3 million, for Series C was $37.3 million, and for Series
C-1
was $8.3 million in each case based on outstanding shares as of such date.
Dividends
—Series A, B, C and
C-1
preferred stock are entitled to a noncumulative dividend, when, as and if declared by the Company at a rate equal to 8% of each series original issue price, subject to adjustment. Any dividend amount would be calculated to each Series A, B, C and
C-1
preferred stockholder in accordance with the Articles of Incorporation of the Company.
Conversion
—Each share of Series Seed, A, B, C and
C-1
preferred stock converts to common stock at the election of the holder, with the number of shares of common stock issuable determined by dividing the number of shares of preferred stock by $0.9352 for Series Seed; $2.36922 for Series A; $10.43117 for Series B; $17.4203167 for Series C; and $18.29133 for Series
C-1;
adjusted in each case for certain dilutive events. Each of the Series Seed, A, and B preferred stock is automatically convertible to common stock upon the election of majority of holders on a series-by-series
basis of outstanding shares of Series Seed, A and B preferred stock. The Series C and
C-1
preferred stock are automatically convertible to common stock upon the election of majority of holders of outstanding shares of Series C and
C-1
preferred stock, voting together and on an as converted basis. In addition, all shares of preferred stock are automatically convertible upon the consummation of a public offering of the Company’s stock at a price per share of at least $52.1559 and resulting in at least $20.0 million in net proceeds for the Company.
Voting Rights
—Preferred stock and common stock vote together as one class on an as converted basis.
Redemption
—Each of the Series A, B, and the C and
C-1
preferred stock (with the Series C and
C-1
preferred stock being redeemed collectively) shall be redeemed by the Company at a price equal to the greater of: (i) the applicable original issue price per share, plus all declared but unpaid dividends thereon, or (ii) the then-current fair market value of such series of preferred stock, as determined in good faith by the Board, at any time after March 22, 2023 upon receipt by the Company from the holders of a majority of the then outstanding shares of each of the Series A, B, and C and
C-1
preferred stock (with the Series C and
C-1
preferred stock voting collectively), as applicable, of written notice requesting redemption of all shares of such series of preferred stock; provided, however, that the holders of Series A Shares may not make any redemption request without first obtaining the written consent of the holders of a majority of the then outstanding Series B, Series C and Series
C-1
Preferred Shares. As the redemption is at the option of the holder, such preferred stock is presented within temporary equity in the mezzanine section of the consolidated balance sheets.